Prime Series (First Prospectus Summary) | Prime Series
Prime Series Institutional Class Shares

Prime Series

Institutional Class Shares

Colorado Investors Class Shares

Government Series

Supplement to Prospectus and Statement of Additional Information

Dated October 31, 2013, as Supplemented November 26, 2013

The following supplements information contained in the Prospectus and Statement of Additional Information of Prime Series and Government Series (each, a “Fund” and collectively, the “Funds”), each an investment portfolio of PFM Funds (the “Trust”), and replaces the supplement to the Prospectus and Statement of Additional Information of the Funds dated May 16, 2014.

Effective July 1, 2014, the fees payable by each Fund to PFM Asset Management LLC, the investment adviser, administrator and transfer agent of the Funds (the “Adviser”), are as follows:

Summary of Fund Expenses
These are the fees and expenses you may pay when you buy and hold shares of each Fund, or class thereof.
Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) (As A Percentage Of Average Net Assets)
Annual Fund Operating Expenses		Prime Series Institutional Class
Management Fees		0.09%
Distribution (12b-1) Fees		none
Other Expenses:		0.09%
Transfer Agent Fees		0.08%
Other Operating Expenses		0.01%
Total Annual Fund Operating Expenses		0.18%
Less: Contractual Fee Waivers	[1]	(0.02%)
Net Annual Fund Operating Expenses		0.16%
[1]	Under terms of an agreement between the Adviser and the Treasury Board of the Commonwealth of Virginia (the 'Treasury Board'), the Adviser currently is required to waive a portion of its investment advisory, administration or transfer agency fees to the extent necessary so that such fees do not exceed an aggregate effective annual rate of 0.09% of the average daily net assets of the SNAP Fund Class (a class of shares of Prime Series that is offered by means of a separate prospectus) up to $1 billion, 0.065% of the average daily net assets of the SNAP Fund Class from $1 billion to $3 billion and 0.05% of the average daily net assets of the SNAP Fund Class in excess of $3 billion on an annualized basis ('Contractual Fee Waiver'). The Contractual Fee Waiver is effective through March 31, 2015 and may be extended for three 1-year periods from that date if mutually agreed to by the Adviser and the Treasury Board. The Contractual Fee Waiver effectively limits the investment advisory fees and administration fees the Adviser charges to the Prime Series as a whole. The fees waived by the Adviser pursuant to the Contractual Fee Waiver are not subject to recoupment by the Adviser. The Adviser has agreed to enter into a fee waiver agreement with Prime Series that provides that during the two-year period following June 30, 2014, aggregate fees paid to the Adviser by each of the SNAP Fund Class, Institutional Class and Colorado Investors Class will not exceed the aggregate fees that would have been paid to the Adviser by such class under the fee structure in place prior to July 1, 2014 (taking into account the Contractual Fee Waiver). Pursuant to a voluntary fee reduction agreement with the Trust, the Adviser also may, but is not obligated to, temporarily reduce investment advisory, administration or transfer agent fees payable by Prime Series to help Prime Series or classes thereof achieve a more competitive yield. Fees waived pursuant to the voluntary fee reduction agreement may be recouped by the Adviser for up to three years, subject to certain agreed upon terms and conditions. For the calendar year ended December 31, 2013, the Adviser waived $140,309 of the transfer agent fees payable by the Colorado Investors Class of Prime Series, which reduced the total annual operating expenses of that class to 0.12% of average net assets. Of those fees waived, $111,290 was waived by the Adviser pursuant to an operating expense limitation agreement with the Adviser relating to the Colorado Investors Class that expired on October 31, 2013 and the remaining $29,019 was voluntarily waived by the Adviser. The effect of this waiver is not reflected in the tables above because the operating expense limitation agreement has expired.

Expense Examples

These examples are intended to help you compare the cost of investing in the Funds, or respective classes thereof, with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses of Prime Series, including each class of its shares, and of Government Series remain the same as they were during the calendar year ended December 31, 2013. The information relating to expenses does not reflect the impact of possible voluntary fee waivers by the Adviser in the future.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Prime Series Institutional Class	16	54	97	226

Please retain this Supplement for future reference.